Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information - Foreign currency exchange rates (Details)	12 Months Ended
Dec. 31, 2021
Mexican peso
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	5.55%
Change in average foreign currency exchange rate (as a percent)	1.60%
US dollar
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	8.34%
Change in average foreign currency exchange rate (as a percent)	(3.52%)
Brazilian real
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	0.85%
Change in average foreign currency exchange rate (as a percent)	(8.75%)
Argentine peso
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(11.30%)
Change in average foreign currency exchange rate (as a percent)	(8.21%)
Pound sterling
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	6.91%
Change in average foreign currency exchange rate (as a percent)	3.43%
Chilean peso
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(9.61%)
Change in average foreign currency exchange rate (as a percent)	0.55%
Polish zloty
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(0.82%)
Change in average foreign currency exchange rate (as a percent)	(2.70%)